CAPITAL STRUCTURE	12 Months Ended
Dec. 30, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
CAPITAL STRUCTURE
The Company has two classes of capital stock issued and outstanding, Common and Class A. These are equal in all respects except voting rights and restrictions on ownership of Class A stock. Each share of Common outstanding has one vote, while each outstanding share of Class A is entitled to five votes. Class A stock is convertible into Common stock on a share-for-share basis at which time ownership restrictions are eliminated.